Revenue (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Note 2 – Revenue

The Company records revenue net of discounts, which primarily consist of early pay discounts, general percentage allowances and contractual trade promotions.

The Company excludes sales taxes collected from revenues. Retail-partner based customers are not subject to sales tax.

The Company’s direct-to-consumer ("DTC") loyalty program enables customers to accumulate points based on their spending. A portion of revenue is deferred at the time of sale when points are earned and recognized when the loyalty points are redeemed. As of March 31, 2021 and December 31, 2020, customers held unredeemed loyalty program awards of $0.3 million and $0.4 million, respectively.

Shipping Costs

Shipping costs associated with moving finished products to customers were $0.5 million and $0.4 million for the three months ended March 31, 2021 and 2020, respectively. Such shipping costs are recorded as part of general and administrative expenses.

Revenue Channels

The Company groups its revenue channels into four distinct categories: E-Commerce, which includes the sale of product to online retailers such as Amazon and Chewy; Brick & Mortar, which includes the sale of product to pet specialty chains such as Petco, PetSmart, select grocery chains, and neighborhood pet stores; DTC which includes the sale of product through the Company's online web platform to more than 20,000 unique customers; and International, which includes the sale of product to foreign distribution partners (transacted in U.S. dollars) and to select international retailers. Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
E-commerce	$4,010	37%	$4,481	37%
Brick & Mortar	1,894	18%	2,897	23%
DTC	2,436	22%	2,804	23%
International	2,490	23%	2,044	17%
Net Sales	$10,830	100%	$12,226	100%

Note 3 – Revenue

The Company records revenue net of discounts. Discounts primarily consist of early pay discounts, general percentage allowances and contractual trade promotions such as auto-ship subscriptions.

The Company excludes sales taxes collected from revenues. Retail-partner based customers are not subject to sales tax.

Revenue is deferred for orders that have been paid for, but not shipped. Based on historical experience, the Company records an estimated liability for returns. Product returns were $0.3 million and less than $0.4 million in 2020 and 2019, respectively.

The TLC loyalty program enables customers to accumulate points based on their spending. A portion of revenue is deferred at the time of sale when points are earned and recognized when the loyalty points are redeemed. As of December 31, 2020 and 2019, customers held unredeemed loyalty program awards of $0.4 million and $0.2 million, respectively. The Company recognized revenue of $0.5 million and less than $0.2 million from the loyalty program for the years ended December 31, 2020 and 2019, respectively.

Shipping costs associated with moving finished products to customers were $1.5 million and $2.3 million for the years ended December 31, 2020 and 2019, respectively. Such shipping costs are recorded as part of general and administrative expenses.

We group our revenue channels into four distinct categories: E-Commerce, which includes the sale of product to online retailers such as Amazon and Chewy; Brick & Mortar, which includes the sale of product to pet specialty chains such as Petco, select grocery chains, and neighborhood pet stores; DTC which includes the sale of product through our online web platform; and International, which includes the sale of product to foreign distribution partners and to select international retailers. We believe our omni-channel approach is a significant competitive advantage, as it allows us to design and sell products purpose-built for success in specific channels while maintaining our ability to leverage marketing and sales resources cross-channel.

Information about the Company’s revenue channels is as follows (in thousands):

	Twelve Months Ended December 31,
	2020		2019
E-commerce	$14,218	34%	$1,952	13%
Brick & Mortar	8,982	21%	194	1%
DTC	10,778	25%	13,392	86%
International	8,612	20%	39	—%
Net Sales	$42,590	100%	$15,577	100%